Goodwill and Other Intangible Assets - Future Amortization Expense (Details 8) (USD $) In Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Estimated future amortization expense related to credit card relationships, core deposits and other intangible assets [Abstract]
2011			$ 828
Amortization expense	212	235	429	478
2012			741
2013			645
2014			429
2015			243
Purchased Credit Card Relationships [Member]
Estimated future amortization expense related to credit card relationships, core deposits and other intangible assets [Abstract]
2011			294
Amortization expense	77	97	157	194
2012			254
2013			213
2014			110
2015			24
Other credit card- related intangibles [Member]
Estimated future amortization expense related to credit card relationships, core deposits and other intangible assets [Abstract]
2011			107
Amortization expense	27	26	53	52
2012			110
2013			107
2014			105
2015			98
Core Deposit Intangibles [Member]
Estimated future amortization expense related to credit card relationships, core deposits and other intangible assets [Abstract]
2011			284
Amortization expense	72	83	144	166
2012			240
2013			195
2014			100
2015			25
Other intangibles [Member]
Estimated future amortization expense related to credit card relationships, core deposits and other intangible assets [Abstract]
2011			143
Amortization expense	36	29	75	66
2012			137
2013			130
2014			114
2015			$ 96